Schedule of Investments (unaudited)
April 30, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.2%
TransDigm Inc., 6.75%, 08/15/28 (Call 02/15/25)(a)	$90	$90,382
Auto Parts & Equipment — 0.2%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27 (Call 05/31/24)(a)	80	80,105
Chemicals — 0.2%
WR Grace Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	100	89,550
Commercial Services — 0.6%
Allied Universal Holdco LLC, 7.88%, 02/15/31 (Call 02/15/27)(a)	77	77,170
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 05/31/24)(a)	54	53,857
Champions Financing Inc., 8.75%, 02/15/29 (Call 02/15/26)(a)	14	14,307
Sotheby's, 7.38%, 10/15/27 (Call 05/13/24)(a)	75	69,894
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 05/01/24)(a)	40	40,000
		255,228
Engineering & Construction — 0.2%
Brand Industrial Services Inc., 10.38%, 08/01/30 (Call 08/01/26)(a)	68	72,971
Entertainment — 0.2%
Caesars Entertainment Inc., 4.63%, 10/15/29 (Call 10/15/24)(a)	45	40,155
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(a)	40	37,115
		77,270
Environmental Control — 0.4%
GFL Environmental Inc., 4.00%, 08/01/28 (Call 05/13/24)(a)	25	22,660
Madison IAQ LLC, 5.88%, 06/30/29 (Call 06/30/24)(a)	145	134,537
		157,197
Food — 0.1%
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29 (Call 01/01/26)(a)	55	55,582
Health Care - Products — 0.3%
Medline Borrower LP, 5.25%, 10/01/29 (Call 10/01/24)(a)	110	102,408
Housewares — 0.1%
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(a)	85	52,526
Insurance — 0.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27 (Call 05/31/24)(a)	140	137,287
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	100	90,908
HUB International Ltd., 7.38%, 01/31/32 (Call 01/31/27)(a)	65	64,401
		292,596
Internet — 0.1%
Uber Technologies Inc., 4.50%, 08/15/29 (Call 08/15/24)(a)	45	41,922
Machinery — 0.2%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (Call 02/15/26)(a)	43	44,262
Security	Par (000)	Value
Machinery (continued)
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	$25	$23,152
		67,414
Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26 (Call 08/15/24)(a)	55	55,180
Real Estate — 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 05/16/24)(a)	4	2,792
Real Estate Investment Trusts — 0.1%
VICI Properties LP/VICI Note Co. Inc., 4.50%, 09/01/26 (Call 06/01/26)(a)	30	28,902
Retail — 0.7%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30 (Call 01/15/25)(a)	160	139,206
IRB Holding Corp., 7.00%, 06/15/25 (Call 05/31/24)(a)	60	59,871
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 05/31/24)(a)	105	101,445
		300,522
Semiconductors — 0.1%
Entegris Inc., 4.75%, 04/15/29 (Call 01/15/29)(a)	55	51,875
Software — 0.9%
AthenaHealth Group Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)	40	36,010
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29 (Call 06/15/25)(a)	94	96,708
Clarivate Science Holdings Corp., 3.88%, 07/01/28 (Call 06/30/24)(a)	40	36,424
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(a)	75	71,134
9.00%, 09/30/29 (Call 09/30/25)(a)	29	27,905
UKG Inc., 6.88%, 02/01/31 (Call 02/01/27)(a)	110	110,210
		378,391
Telecommunications — 0.0%
Level 3 Financing Inc., 11.00%, 11/15/29 (Call 03/22/27)(a)	14	13,781
Total Corporate Bonds & Notes — 5.4% (Cost: $2,222,782)		2,266,594
Floating Rate Loan Interests
Advertising — 0.1%
Clear Channel Outdoor Holdings Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 9.43%, 08/23/28(b)	24	23,807
Aerospace & Defense — 2.1%
Barnes Group Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.82%, 09/03/30(b)	95	94,897
Bleriot U.S. Bidco Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.26%), 9.57%, 10/31/28(b)	17	16,947
Cobham Ultra SeniorCo S.a.r.l, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.01%, 08/03/29(b)	60	58,362
Dynasty Acquisition Co. Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.82%, 08/24/28(b)	229	230,087

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Kaman Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 04/21/31(b)	54	$54,169
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.82%, 08/24/28(b)	88	88,715
TransDigm Inc.
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.06%, 02/22/30(b)	118	118,475
2024 Term Loan I, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.06%, 08/24/28(b)	171	172,034
2023 Term Loan J, (3-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.56%, 02/28/31(b)	61	61,178
		894,864
Airlines — 1.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR + 5.01%), 10.34%, 04/20/28(b)	55	57,264
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.83%, 03/21/31(b)(c)	58	58,362
American Airlines Inc.
2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.85%), 7.07%, 01/29/27(b)	39	39,130
2023 Term Loan B, (3-mo. CME Term SOFR + 3.18%), 8.60%, 02/15/28(b)	69	69,272
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.77%, 06/04/29(b)	70	70,204
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR + 5.40%), 10.73%, 06/21/27(b)	68	69,342
United Airlines Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 02/22/31(b)	111	111,312
WestJet Airlines Ltd., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.10%), 8.42%, 12/11/26(b)	2	2,409
		477,295
Apparel — 0.3%
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, (1-mo. CME Term SOFR + 3.60%), 8.92%, 12/21/28(b)	41	40,797
Crocs Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.56%, 02/20/29(b)	21	20,578
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.68%, 11/24/28(b)	59	58,921
Hanesbrands Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 03/08/30(b)	13	12,840
		133,136
Auto Parts & Equipment — 0.6%
Clarios Global LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.32%, 05/06/30(b)	168	168,209
Tenneco Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.42%, 11/17/28(b)	89	87,076
		255,285
Banks — 0.6%
Ascensus Holdings Inc., Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.93%, 08/02/28(b)	242	241,018
Beverages — 1.0%
Naked Juice LLC
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.66%, 01/24/29(b)	315	304,253
Security	Par (000)	Value
Beverages (continued)
2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.40%, 01/24/30(b)	79	$66,083
Triton Water Holdings Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.81%, 03/31/28(b)	59	58,790
		429,126
Building Materials — 2.6%
ACProducts Holdings Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.81%, 05/17/28(b)	99	85,916
Chariot Buyer LLC
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.67%, 11/03/28(b)	179	178,209
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 11/03/28(b)	21	21,030
CP Atlas Buyer Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 11/23/27(b)	49	48,906
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.60%), 7.92%, 04/28/29(b)	30	29,587
Emrld Borrower LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.82%, 05/31/30(b)	186	186,925
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.85%), 7.17%, 03/01/27(b)	17	17,240
IPS Corp., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.92%, 10/02/28(b)	10	10,272
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR + 4.60%), 9.90%, 04/29/29(b)	109	109,538
Potters Borrower LP, 2024 Term Loan, 12/14/27(b)(d)	59	59,332
Quikrete Holdings Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.57%, 03/19/29(b)	20	19,850
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.82%, 04/14/31(b)	32	32,012
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.82%, 04/02/29(b)(c)	43	42,735
Standard Industries Inc./NJ, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.68%, 09/22/28(b)	39	39,145
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.80%, 01/12/29(b)	24	24,165
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.35%), 8.65%, 12/31/26(b)	169	168,860
Zurn LLC, 2021 Term Loan B, 10/04/28(b)(d)	20	20,094
		1,093,816
Chemicals — 3.3%
Arc Falcon I Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.92%, 09/30/28(b)	84	84,303
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.10%), 9.42%, 11/24/27(b)	45	43,214
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.07%, 08/27/26(b)	19	19,095
Axalta Coating Systems U.S. Holdings Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/20/29(b)	144	144,484

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Chemours Co. (The), 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.82%, 08/18/28(b)	40	$39,726
Derby Buyer LLC, USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 11/01/30(b)	157	157,688
Ecovyst Catalyst Technologies LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.60%), 7.93%, 06/09/28(b)	59	59,139
Element Solutions Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.32%, 12/18/30(b)	99	99,551
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.32%, 02/15/30(b)	56	55,970
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.92%, 02/18/30(b)	20	19,875
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR + 4.03%), 9.33%, 07/03/28(b)	65	61,839
LSF11 A5 Holdco LLC
Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.93%, 10/15/28(b)	51	51,234
2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 4.35%), 9.67%, 10/15/28(b)	10	9,935
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.82%, 03/29/28(b)	137	135,946
Nouryon Finance BV, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.42%, 04/03/28(b)	74	73,833
Olympus Water U.S. Holding Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 11/09/28(b)	98	98,141
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.70%), 8.91%, 10/14/24(b)	54	49,360
SCIH Salt Holdings Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 03/16/27(b)	20	19,935
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 08/02/28(b)	84	84,452
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 9.32%, 09/22/28(b)	84	84,217
		1,391,937
Commercial Services — 8.2%
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.57%, 08/17/26(b)	99	99,433
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.93%, 02/04/28(b)	110	110,025
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 05/12/28(b)	243	243,072
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 05/12/28(b)	12	11,981
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.18%, 08/06/27(b)	40	39,009
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR + 3.25%, 0.25% PIK), 8.92%, 03/03/25(b)(e)	94	93,301
Belron Finance U.S. LLC
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.26%), 7.58%, 04/13/28(b)	96	96,164
Security	Par (000)	Value
Commercial Services (continued)
2023 1st Lien Term Loan, (3-mo. CME Term SOFR + 2.35%), 7.68%, 04/18/29(b)	15	$14,892
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.68%, 11/24/28(b)	99	98,898
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.07%, 01/31/31(b)	206	206,822
Champions Financing Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.07%, 02/23/29(b)	236	236,689
CHG Healthcare Services Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.68%, 09/29/28(b)	49	49,309
CoreLogic Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.93%, 06/02/28(b)	220	211,544
Creative Artists Agency LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.57%, 11/27/28(b)	187	187,609
Element Materials Technology Group U.S. Holdings Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR + 4.35%), 9.66%, 07/06/29(b)	19	18,757
2022 USD Term Loan, (3-mo. CME Term SOFR + 4.35%), 9.66%, 07/06/29(b)	41	40,641
Galaxy U.S. Opco Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.08%, 04/29/29(b)	49	44,116
Garda World Security Corp., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.58%, 02/01/29(b)	42	42,132
GTCR W Merger Sub LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.31%, 01/31/31(b)	356	356,669
KUEHG Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 9.82%, 06/12/30(b)	45	44,873
Learning Care Group U.S. No. 2 Inc., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 08/11/28(b)	8	7,972
Mavis Tire Express Services Topco Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.07%, 05/04/28(b)	178	178,437
PECF USS Intermediate Holding III Corp., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.84%, 12/15/28(b)	51	34,211
Prime Security Services Borrower LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.58%, 10/13/30(b)	30	29,961
Sotheby's, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.76%), 10.09%, 01/15/27(b)	189	183,713
Spring Education Group Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.81%, 10/04/30(b)	54	53,754
Trans Union LLC
2019 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.17%, 11/16/26(b)	39	39,316
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.32%, 12/01/28(b)	157	157,124
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 9.42%, 11/02/27(b)	161	154,336
Verscend Holding Corp., 2021 Term Loan B, (Prime + 3.00%), 11.50%, 08/27/25(b)	84	83,730
Vestis Corp., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.58%, 02/22/31(b)	53	53,033

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 4.36%), 9.57%, 07/30/28(b)	36	$36,439
Wand NewCo. 3 Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.07%, 01/30/31(b)	168	168,887
		3,426,849
Computers — 2.3%
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.32%, 02/15/29(b)	49	49,560
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.85%, 05/25/28(b)	253	231,428
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.85%, 05/25/28(b)	47	43,363
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 10.59%, 07/27/28(b)	54	27,073
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.51%), 13.84%, 07/27/29(b)	40	11,000
McAfee LLC, 2022 USD Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.18%, 03/01/29(b)	129	128,563
Peraton Corp.
Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.17%, 02/01/28(b)	233	233,252
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29(b)	30	29,991
Tempo Acquisition LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 08/31/28(b)	208	208,181
		962,411
Distribution & Wholesale — 1.1%
American Builders & Contractors Supply Co. Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.32%, 01/31/31(b)	99	99,441
Core & Main LP
2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.57%, 02/09/31(b)(c)	113	112,999
2021 Term Loan B, (1-mo. CME Term SOFR + 2.60%), 7.92%, 07/27/28(b)(c)	113	113,493
Dealer Tire Financial LLC, 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 12/14/27(b)(c)	54	54,586
PAI Holdco Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.34%, 10/28/27(b)	90	83,614
		464,133
Diversified Financial Services — 2.5%
Aretec Group Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 4.60%), 9.92%, 08/09/30(b)	34	34,021
Castlelake Aviation Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.83%, 10/22/26(b)	118	118,466
Connect Finco Sarl, 2021 Term Loan B, (b)(d)	60	59,528
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.06%, 04/09/27(b)	366	365,849
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.32%, 04/07/28(b)	50	49,890
Security	Par (000)	Value
Diversified Financial Services (continued)
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.17%, 04/28/28(b)	144	$144,006
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 06/30/28(b)	45	44,436
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 06/30/28(b)	80	79,786
Osaic Holdings Inc.
2024 Term Loan, 08/17/28(b)(d)	35	35,191
2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.82%, 08/17/28(b)	76	76,784
Setanta Aircraft Leasing DAC, Term Loan B, (3-mo. CME Term SOFR + 2.26%), 7.56%, 11/05/28(b)	30	30,068
		1,038,025
Electric — 0.5%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.57%, 07/31/30(b)	40	39,759
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.32%, 01/31/31(b)	22	21,958
ExGen Renewables IV LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.76%), 8.10%, 12/15/27(b)	38	37,686
NRG Energy Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 04/16/31(b)	76	76,297
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.43%, 01/21/28(b)	45	45,116
		220,816
Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 2020 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.36%), 7.68%, 12/22/27(b)	14	14,192
Electronics — 0.9%
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 07/02/29(b)	125	125,063
MX Holdings U.S. Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR at 0.75% Floor + 2.86%), 8.18%, 07/31/28(b)	7	6,977
Roper Industrial Products Investment Co. LLC, 2023 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.30%, 11/22/29(b)	253	254,674
		386,714
Engineering & Construction — 1.4%
AECOM, 2024 Term Loan B, 04/17/31(b)(d)	69	69,316
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.86%), 8.18%, 09/22/28(b)	69	69,350
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.82%, 09/22/28(b)	40	39,792
Brand Industrial Services Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 08/01/30(b)	309	309,879
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.92%, 12/16/27(b)	8	7,943

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
USIC Holdings Inc., 2021 Term Loan, (3-mo. CME Term SOFR + 3.76%), 9.06%, 05/12/28(b)	94	$94,222
		590,502
Entertainment — 5.4%
Bally's Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.84%, 10/02/28(b)	91	86,056
Caesars Entertainment Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 02/06/31(b)	201	201,100
Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.67%, 02/06/30(b)	41	40,631
Cedar Fair, L.P., 2024 Term Loan B, 04/18/31(b)(d)	29	29,000
Churchill Downs Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.10%), 7.42%, 03/17/28(b)	99	99,264
Cirque Du Soleil Holding USA Newco Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.55%, 03/08/30(b)	33	32,602
Delta 2 Lux SARL, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.56%, 01/15/30(b)	204	204,153
ECL Entertainment LLC
2024 Term Loan B, 08/31/30(b)(d)	14	14,033
2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.07%, 08/31/30(b)	16	15,958
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.56%, 11/25/30(b)	203	203,671
Herschend Entertainment Co. LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 08/27/28(b)	49	49,273
Light and Wonder International Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 04/14/29(b)	39	39,531
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.67%, 03/24/25(b)	84	83,724
Live Nation Entertainment Inc., Term Loan B4, (3-mo. CME Term SOFR + 1.85%), 7.17%, 10/19/26(b)	198	197,811
Motion Finco Sarl, 2024 USD Term Loan B, (3-mo. CME Term SOFR + 3.76%), 9.07%, 11/12/29(b)	143	143,043
NASCAR Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.93%, 10/19/26(b)	9	9,028
Penn Entertainment Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.17%, 05/03/29(b)	169	168,746
Scientific Games Holdings LP, 2022 USD Term Loan B, (3-mo. CME Term SOFR + 3.25%), 8.56%, 04/04/29(b)	35	34,906
SeaWorld Parks & Entertainment Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 08/25/28(b)	24	23,640
SMG U.S. Midco 2 Inc., 2020 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.93%), 8.09%, 01/23/25(b)	30	29,512
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.01%), 8.34%, 04/29/26(b)	63	62,872
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.18%, 05/18/25(b)	229	229,148
Security	Par (000)	Value
Entertainment (continued)
WMG Acquisition Corp., 2024 Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.32%, 01/24/31(b)	256	$255,680
		2,253,382
Environmental Control — 1.7%
Clean Harbors Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.86%), 7.18%, 10/08/28(b)	73	72,996
Covanta Holding Corp.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 11/30/28(b)	44	43,943
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 11/30/28(b)	3	3,359
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 11/30/28(b)	66	65,824
2024 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 11/30/28(b)	4	3,597
Filtration Group Corp.
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.93%, 10/21/28(b)	119	118,922
2023 USD Term Loan, (1-mo. CME Term SOFR + 4.36%), 9.68%, 10/21/28(b)	59	59,261
GFL Environmental Inc., 2023 First Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/31/27(b)	72	72,634
JFL-Tiger Acquisition Co. Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 10/17/30(b)	18	17,968
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.68%, 06/21/28(b)	219	218,513
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.67%, 03/09/28(b)	36	22,611
The Action Environmental Group Inc. (The), 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 10/24/30(b)(c)	21	21,051
		720,679
Food — 1.9%
8th Avenue Food & Provisions Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 9.18%, 10/01/25(b)	61	58,509
B&G Foods Inc., 2019 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.82%, 10/10/26(b)	9	8,503
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.68%, 10/25/27(b)	163	163,683
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.07%, 10/25/27(b)	25	25,054
Froneri International Ltd., 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 7.67%, 01/29/27(b)	313	313,080
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.95%), 9.29%, 05/23/25(b)	15	10,053
Nomad Foods U.S. LLC, Term Loan B4, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.27%, 11/13/29(b)	30	29,918
U.S. Foods Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.32%, 11/22/28(b)	22	21,911

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
2019 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 7.43%, 09/13/26(b)	46	$45,993
UTZ Quality Foods LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.07%, 01/20/28(b)	135	135,500
		812,204
Food Service — 0.4%
Aramark Services Inc.
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.32%, 06/22/30(b)	128	128,072
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.32%, 04/06/28(b)	20	19,988
		148,060
Forest Products & Paper — 0.1%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.17%, 09/07/27(b)	39	39,415
Health Care - Products — 2.6%
Avantor Funding Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.10%), 7.42%, 11/08/27(b)	63	62,756
Bausch & Lomb Corp.
Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.67%, 05/10/27(b)	209	207,653
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.32%, 09/29/28(b)	60	59,963
Insulet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.32%, 05/04/28(b)	20	19,745
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.33%, 10/19/27(b)	74	72,990
Medline Borrower LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 10/23/28(b)	489	489,650
Reverb Buyer Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.67%, 11/01/28(b)	30	26,067
Sotera Health Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.18%, 12/11/26(b)	154	153,910
		1,092,734
Health Care - Services — 1.9%
Catalent Pharma Solutions Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR + 2.11%), 7.43%, 02/22/28(b)	64	64,068
Da Vinci Purchaser Corp., 2019 Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.43%, 01/08/27(b)	29	29,486
Electron BidCo Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.43%, 11/01/28(b)	196	196,202
Fortrea Holdings Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 07/01/30(b)	14	13,945
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.31%, 07/03/28(b)	78	78,293
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.31%, 07/03/28(b)	19	19,541
IQVIA Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.31%, 01/02/31(b)	43	43,061
Phoenix Newco Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.68%, 11/15/28(b)	173	173,679
Security	Par (000)	Value
Health Care - Services (continued)
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 8.40%, 11/18/27(b)	69	$68,330
Star Parent Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.31%, 09/27/30(b)	75	74,953
Surgery Center Holdings Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.82%, 12/19/30(b)	43	43,253
		804,811
Holding Companies - Diversified — 0.2%
Wec U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.07%, 01/27/31(b)	64	64,027
Home Furnishings — 0.6%
AI Aqua Merger Sub Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.57%, 07/31/28(b)	49	49,220
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.68%, 10/30/27(b)	226	207,425
		256,645
Housewares — 0.8%
Hunter Douglas Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.82%, 02/26/29(b)	158	157,130
Restoration Hardware Inc.
Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.93%, 10/20/28(b)	20	19,200
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.67%, 10/20/28(b)	20	19,359
Springs Windows Fashions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.43%, 10/06/28(b)	167	141,123
		336,812
Insurance — 6.7%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.82%, 11/06/30(b)	351	352,311
AmWINS Group Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.68%, 02/19/28(b)	189	188,813
2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.18%, 02/19/28(b)	16	15,826
Amynta Agency Borrower Inc., 2023 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.55%, 02/28/28(b)	83	82,827
AssuredPartners Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.82%, 02/14/31(b)	242	243,021
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR + 3.36%), 8.68%, 12/23/26(b)	139	135,241
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.35%), 9.67%, 08/19/28(b)	86	83,561
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.68%, 01/31/28(b)	65	59,028
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 10.68%, 01/20/29(b)	30	26,933
Baldwin Risk Partners LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.93%, 10/14/27(b)	74	73,985

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
HUB International Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.57%, 06/20/30(b)	314	$315,844
Hyperion Refinance SARL, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.82%, 02/15/31(b)	145	145,362
Jones DesLauriers Insurance Management Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 03/15/30(b)	40	39,960
Ryan Specialty Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.07%, 09/01/27(b)	119	119,046
Sedgwick Claims Management Services Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.07%, 02/24/28(b)	238	238,973
Truist Insurance Holdings LLC
1st Lien Term Loan, 05/06/31(b)(d)	273	273,513
2nd Lien Term Loan, 03/08/32(b)(d)	56	56,455
USI Inc.
2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.30%, 11/22/29(b)	208	208,398
2023 Acquisition Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.55%, 09/27/30(b)	146	145,908
		2,805,005
Internet — 3.3%
Barracuda Networks Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29(b)	80	79,600
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 11/08/27(b)	130	130,357
Gen Digital Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.10%), 7.42%, 09/12/29(b)	145	144,834
Go Daddy Operating Co. LLC
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.32%, 11/09/29(b)	78	78,449
2021 Term Loan B4, (1-mo. CME Term SOFR + 2.11%), 7.43%, 08/10/27(b)	39	39,412
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3-mo. CME Term SOFR + 4.15%), 9.45%, 02/16/28(b)	20	19,992
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. CME Term SOFR + 4.85%), 10.15%, 04/01/28(b)	20	19,692
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.57%, 05/03/28(b)	137	136,170
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 6.25%), 11.57%, 02/23/29(b)	84	83,195
Proofpoint Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.68%, 08/31/28(b)	289	290,674
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 10.07%, 03/15/30(b)	314	313,926
Uber Technologies Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 03/03/30(b)	58	58,686
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR + 3.76%), 9.09%, 07/20/28(b)	9	8,720
		1,403,707
Security	Par (000)	Value
Leisure Time — 1.2%
Alterra Mountain Co.
2024 Add-on Term Loan B, 05/31/30(b)(d)	43	$43,215
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 05/31/30(b)	22	22,072
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.07%, 08/08/27(b)	69	69,229
City Football Group Ltd., Term Loan, (3-mo. CME Term SOFR + 3.11%), 8.44%, 07/21/28(b)	83	82,693
Hayward Industries Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.18%, 05/30/28(b)	39	39,393
Peloton Interactive Inc., Term Loan, (6-mo. CME Term SOFR + 7.10%), 12.48%, 05/25/27(b)	20	19,625
Whatabrands LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.68%, 08/03/28(b)	244	244,929
		521,156
Lodging — 2.3%
Aimbridge Acquisition Co. Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.18%, 02/02/26(b)	113	109,362
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 01/27/29(b)	295	295,068
Four Seasons Hotels Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.00%), 7.32%, 11/30/29(b)	208	208,612
Hilton Domestic Operating Co. Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.42%, 11/08/30(b)	129	129,235
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.57%, 01/05/29(b)	16	15,856
Station Casinos LLC, 2024 Term Loan B, 03/14/31(b)(d)	186	185,916
Wyndham Hotels & Resorts Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 7.67%, 05/24/30(b)	30	29,843
		973,892
Machinery — 1.0%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.32%, 06/23/28(b)	77	77,394
Gardner Denver Inc., 2020 USD Term Loan B2, (1-mo. CME Term SOFR + 1.85%), 7.17%, 03/01/27(b)	31	31,188
Generac Power Systems Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 12/13/26(b)	10	9,978
SPX Flow Inc., 2022 Term Loan, (1-mo. CME Term SOFR + 4.60%), 9.92%, 04/05/29(b)	170	170,570
Vertiv Group Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 03/02/27(b)	143	143,774
		432,904
Machinery - Diversified — 1.5%
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.32%, 02/01/29(b)	292	293,364
TK Elevator U.S. Newco Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.79%, 04/30/30(b)	313	314,577
		607,941
Manufacturing — 0.2%
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.60%), 7.92%, 03/31/27(b)	91	91,648

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media — 1.6%
A-L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.82%, 06/30/28(b)	80	$79,885
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US at 0.00% Floor + 2.75%), 8.34%, 01/31/26(b)(c)	39	36,516
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.30%, 12/07/30(b)	42	41,082
COGECO Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.93%, 09/01/28(b)	39	38,327
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. LIBOR US at 0.00% Floor + 2.50%), 7.94%, 04/15/27(b)	104	87,572
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.43%, 08/02/27(b)	21	20,745
NEP Group Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.36%, 1.50% PIK), 10.07%, 08/19/26(b)(e)	115	108,011
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.68%, 09/25/26(b)	192	154,214
Sinclair Television Group Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.85%), 9.17%, 04/21/29(b)	17	13,277
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/31/29(b)	25	24,900
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 8.69%, 01/31/29(b)	24	23,616
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR + 2.61%), 7.94%, 04/30/28(b)	30	29,592
		657,737
Metal Fabricate & Hardware — 0.1%
AZZ Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.57%, 05/13/29(b)	20	20,499
Packaging & Containers — 0.9%
Charter Next Generation Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.82%, 12/01/27(b)	219	219,840
LABL Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.42%, 10/29/28(b)	44	43,370
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.82%, 04/15/27(b)	50	49,622
Pregis TopCo Corp., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.07%, 07/31/26(b)(f)	27	26,736
Trident TPI Holdings Inc., 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.57%, 09/15/28(b)	43	43,513
		383,081
Pharmaceuticals — 1.4%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.82%, 05/04/28(b)	39	39,437
Bausch Health Companies Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.35%), 10.67%, 02/01/27(b)	37	31,036
Security	Par (000)	Value
Pharmaceuticals (continued)
Elanco Animal Health Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 7.18%, 08/01/27(b)	73	$72,810
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.41%, 10/01/27(b)	149	141,615
Jazz Financing Lux SARL, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.43%, 05/05/28(b)	79	79,096
Option Care Health Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.18%, 10/27/28(b)	34	34,510
Organon & Co., USD Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.43%, 06/02/28(b)	99	99,134
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.67%, 04/20/29(b)	80	79,300
		576,938
Pipelines — 1.5%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.09%, 12/21/28(b)	282	280,522
GIP Pilot Acquisition Partners LP, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.31%, 10/04/30(b)	10	10,010
Medallion Midland Acquisition LLC, 2023 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 10/18/28(b)	102	102,592
New Fortress Energy Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.33%, 10/27/28(b)	60	60,085
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 10/05/28(b)	154	154,554
		607,763
Real Estate — 0.1%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.18%, 08/21/25(b)	3	2,529
2023 Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.67%, 01/31/30(b)(c)	27	27,517
Cushman & Wakefield U.S. Borrower, LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 01/31/30(b)(c)	30	30,000
		60,046
Real Estate Investment Trusts — 0.1%
RHP Hotel Properties LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.57%, 05/18/30(b)	27	26,661
Retail — 2.3%
1011778 BC Unlimited Liability Co., 2023 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.57%, 09/20/30(b)	99	99,268
Beacon Roofing Supply Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.32%, 05/19/28(b)	87	87,486
Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 01/29/31(b)	56	56,367
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.85%), 8.17%, 12/15/27(b)	145	144,934
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.17%, 12/17/27(b)	45	44,524

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Leslie's Poolmart Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.86%), 8.18%, 03/09/28(b)	30	$28,714
LS Group OpCo. Acquistion LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.32%, 04/23/31(b)	31	31,047
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.17%, 02/11/28(b)	103	101,768
Sally Holdings LLC, 2023 CovLite Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.57%, 02/28/30(b)	20	19,781
SRS Distribution Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.93%, 06/02/28(b)	238	239,551
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 10/19/27(b)	118	118,847
		972,287
Semiconductors — 0.7%
Entegris Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.81%, 07/06/29(b)	55	55,200
MKS Instruments Inc., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 08/17/29(b)	218	218,209
		273,409
Software — 11.2%
Applied Systems Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.81%, 02/24/31(b)	227	228,994
Ascend Learning LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.92%, 12/11/28(b)	19	19,241
AthenaHealth Group Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.57%, 02/15/29(b)	317	316,056
Azalea Topco Inc.
2024 Term Loan B, 04/24/31(b)(d)	44	43,817
Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61%), 8.82%, 07/24/26(b)	84	83,464
CCC Intelligent Solutions Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.68%, 09/21/28(b)	214	213,773
Central Parent Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.31%, 07/06/29(b)	329	330,268
Cloud Software Group Inc.
2022 USD Term Loan B, (3-mo. CME Term SOFR + 4.60%), 9.91%, 03/30/29(b)	355	355,327
2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.93%, 03/21/31(b)	68	67,847
Cloudera Inc.
2021 Term Loan, (1-mo. CME Term SOFR + 3.85%), 9.17%, 10/08/28(b)	99	98,732
2021 Second Lien Term Loan, (1-mo. CME Term SOFR + 6.10%), 11.42%, 10/08/29(b)	30	28,763
Cotiviti Corp., 2024 Term Loan, 05/01/31(b)(d)	175	175,145
Cotiviti Inc., 2024 Fixed Term Loan B, 05/01/31(b)(d)	64	63,413
Dayforce Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.82%, 02/26/31(b)(c)	213	213,266
Dun & Bradstreet Corp. (The), 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.07%, 01/18/29(b)	470	471,010
Ellucian Holdings Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.92%, 10/09/29(b)	168	168,740
Security	Par (000)	Value
Software (continued)
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.82%, 12/01/27(b)	118	$118,811
Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.18%, 12/01/27(b)	101	101,251
Helios Software Holdings Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.05%, 07/18/30(b)	37	36,662
Informatica LLC, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 8.18%, 10/27/28(b)	213	213,477
Modena Buyer LLC, Term Loan, 04/18/31(b)(d)	50	48,906
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.18%, 03/13/28(b)	68	67,503
PointClickCare Technologies Inc., 2024 Term Loan B, 12/29/27(b)(c)(d)	12	11,809
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.59%, 06/02/28(b)	319	316,512
RealPage Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.43%, 04/24/28(b)	277	266,965
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.33%, 08/01/27(b)	42	42,545
SS&C Technologies Inc.
2018 Term Loan B3, (1-mo. CME Term SOFR at 0.00% Floor + 1.86%), 7.18%, 04/16/25(b)	24	24,169
2018 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.86%), 7.18%, 04/16/25(b)	22	22,488
UKG Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.81%, 02/10/31(b)	235	236,221
Veritas U.S. Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR + 5.11%), 10.43%, 09/01/25(b)	49	45,107
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.57%, 04/14/31(b)	189	188,916
Waystar Technologies Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.32%, 10/22/29(b)	63	63,313
Zelis Payments Buyer Inc., Term Loan B, 09/28/29(b)(d)	20	20,018
		4,702,529
Telecommunications — 2.1%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.83%, 08/15/28(b)	139	104,050
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.32%, 10/24/30(b)	55	54,783
Connect Finco Sarl, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 09/27/29(b)	71	68,781
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.18%, 04/30/28(b)	17	16,831
Iridium Satellite LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.82%, 09/20/30(b)	87	86,919
Level 3 Financing Inc.
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.88%, 04/15/30(b)	25	24,537
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.88%, 04/15/29(b)	60	58,785

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Lumen Technologies Inc.
2024 Term Loan A, 06/01/28(b)(d)	3	$2,824
2024 Extended Term Loan B1, (1-mo. CME Term SOFR + 2.46%), 7.78%, 04/15/29(b)	29	20,818
2024 Extended Term Loan B2, (1-mo. CME Term SOFR + 2.46%), 7.78%, 04/15/30(b)	30	20,753
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.32%, 01/25/31(b)	52	52,198
Venga Finance Sarl, 2021 USD Term Loan B, (3-mo. CME Term SOFR + 5.01%), 10.35%, 06/28/29(b)	21	20,898
Viasat Inc.
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 03/02/29(b)	39	37,573
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.94%, 05/30/30(b)	29	27,562
Zayo Group Holdings Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 8.32%, 03/09/27(b)	350	302,040
		899,352
Transportation — 0.6%
Genesee & Wyoming Inc. (New), 2024 Term Loan B, 04/10/31(b)(d)	210	210,013
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR + 6.35%), 11.67%, 12/15/26(b)	39	38,409
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 9.56%, 03/17/30(b)	11	10,925
		259,347
Total Floating Rate Loan Interests — 83.0% (Cost: $34,662,711)		34,848,597
	Shares
Common Stocks
Diversified Telecommunication Services — 0.0%
Learfield Communications LLC, NVS, Cost $ 3,910)(c)(g)	312	16,380
Total Common Stocks — 0.0% (Cost $3,910)		16,380
Investment Companies
Exchange Traded Funds — 6.4%
iShares 0-5 Year High Yield Corporate Bond ETF(h)	30,250	1,269,290
Security	Shares	Value
Exchange Traded Funds (continued)
iShares iBoxx $ High Yield Corporate Bond ETF(h)	18,175	$1,386,571
		2,655,861
Non-Investment Grade Bonds — 1.7%
iShares Broad USD High Yield Corporate Bond ETF(h)	20,000	718,800
Total Investment Companies — 8.1% (Cost $3,389,076)		3,374,661
Total Long-Term Investments — 96.5% (Cost: $40,278,479)		40,506,232
Short-Term Securities
Money Market Funds — 15.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(h)(i)	6,280,000	6,280,000
Total Short-Term Securities — 15.0% (Cost: $6,280,000)		6,280,000
Total Investments — 111.5% (Cost: $46,558,479)		46,786,232
Liabilities in Excess of Other Assets — (11.5)%		(4,837,835)
Net Assets — 100.0%		$41,948,397

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $16,380, representing less than 0.05% of its net assets as of period end, and an original cost of $3,910.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Floating Rate Loan ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$950,000	$5,330,000 (a)	$—	$—	$—	$6,280,000	6,280,000	$85,217	$—
iShares 0-5 Year High Yield Corporate Bond ETF	31,260	1,244,869	—	—	(6,839)	1,269,290	30,250	14,557	—
iShares Broad USD High Yield Corporate Bond ETF	—	723,748	—	—	(4,948)	718,800	20,000	5,584	—
iShares iBoxx $ High Yield Corporate Bond ETF	209,512	1,658,218	(469,156)	(1,264)	(10,739)	1,386,571	18,175	21,937	—
				$(1,264)	$(22,526)	$9,654,661		$127,295	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,266,594	$—	$2,266,594
Floating Rate Loan Interests	—	34,126,263	722,334	34,848,597
Common Stocks	—	—	16,380	16,380
Investment Companies	3,374,661	—	—	3,374,661
Short-Term Securities
Money Market Funds	6,280,000	—	—	6,280,000
Unfunded Floating Rate Loan Interests(a)	—	—	30	30
	$9,654,661	$36,392,857	$738,744	$46,786,262

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Floating Rate Loan ETF

in determining fair value:
	Common Stocks	Floating Rate Loan Interests	Unfunded Floating Rate Loan Interests	Grand Total
Assets:
Opening balance, as of July 31, 2023	—	232,860	—	232,860
Transfers into Level 3	—	132,367	—	132,367
Transfers out of Level 3	—	(82,667)	—	(82,667)
Accrued discounts/premiums	—	1,380	—	1,380
Net realized gain (loss)	—	7,288	—	7,288
Net change in unrealized appreciation (depreciation)(a)(b)	12,470	2,548	30	15,048
Purchases	3,910	563,849	—	567,759
Sales	—	(135,290)	—	(135,290)
Closing balance, as of April 31, 2024	16,380	722,335	30	738,745
Net change in unrealized appreciation (depreciation) on investment still held at April 31, 2024	12,470	1,160	30	13,661
(a) Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 31, 2024 is generally due to investments no longer held or categorized as Level 3 at year end.

The Fund's financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial investments.

Portfolio Abbreviation
GO	General Obligation
LIBOR	London Interbank Offered Rate
NVS	Non-Voting Shares

PIK	Payment-in-kind
PILOT	Payment in Lieu of Taxes
SOFR	Secured Overnight Financing Rate